Putnam New York Tax Exempt Income Fund
The fund's portfolio
8/31/23 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FHA Insd. — Federal Housing Administration Insured
G.O. Bonds — General Obligation Bonds
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 4.06% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.2%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/37	A+/F	$4,635,000	$4,402,912
4.00%, 10/1/35	A+/F	4,280,000	4,195,297

			8,598,209
Guam (0.2%)
Territory of GU, Intl. Arpt. Auth. Rev. Bonds, (Antonio B Won Pat Intl. Arpt. Auth.), Ser. A
5.375%, 10/1/40	Baa2	525,000	501,678
5.25%, 10/1/36	Baa2	680,000	664,256
5.125%, 10/1/34	Baa2	390,000	387,052

			1,552,986
New York (98.3%)
Albany, Cap. Resource Corp. Rev. Bonds
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/33	BBB+	325,000	327,852
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/32	BBB+	495,000	499,560
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/32	A	265,000	272,542
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/31	BBB+	115,000	116,123
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/31	A	1,150,000	1,184,489
(Albany College of Pharmacy & Hlth. Sciences), Ser. A, 5.00%, 12/1/30	BBB+	250,000	252,512
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/30	A	700,000	721,351
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/29	A	590,000	608,146
(Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	200,000	206,253
(Empire Commons Student Hsg., Inc.), Ser. A, 5.00%, 5/1/25	A	580,000	589,544
Brookhaven, Local Dev. Corp. Rev. Bonds
(Jeffersons Ferry), 5.25%, 11/1/36	BBB/F	1,200,000	1,210,665
(Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.00%, 10/1/45	A	2,000,000	1,796,420
Broome Cnty., Local Dev. Corp. Rev. Bonds
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/50	AA	1,300,000	1,159,984
(Good Shepherd Village at Endwell Oblig. Group), 4.00%, 7/1/41	BBB-/F	2,690,000	2,115,782
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/40	AA	1,350,000	1,260,329
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/39	AA	1,295,000	1,221,281
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/38	AA	1,185,000	1,129,059
(United Hlth. Svcs. Hosp. Oblig. Group), AGM, 4.00%, 4/1/34	AA	1,000,000	1,006,512
Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Orchard Pk.), 5.00%, 11/15/37	BBB/F	4,470,000	4,469,672
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB	2,000,000	2,027,027
(Orchard Pk.), 5.00%, 11/15/30	BBB/F	500,000	504,096
(D'Youville College), 4.00%, 11/1/50	BBB	6,535,000	5,432,540
(D'Youville College), 4.00%, 11/1/40	BBB	1,000,000	901,975
(D'Youville College), 4.00%, 11/1/35	BBB	1,025,000	987,623
Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds
5.00%, 1/1/42	A+	2,250,000	2,318,522
(Toll Bridge Syst.), 5.00%, 1/1/24	A+	250,000	251,223
Build NY City Resource Corp. Rev. Bonds
(KIPP NYC Pub. Charter Schools), 5.25%, 7/1/62	BBB-	6,250,000	6,249,118
(Global Cmnty. Charter School), 5.00%, 6/15/57	BB+	1,300,000	1,167,723
(Grand Concourse Academy Charter School), 5.00%, 7/1/52	BBB-	1,425,000	1,360,560
(Global Cmnty. Charter School), 5.00%, 6/15/52	BB+	1,520,000	1,384,197
(Manhattan College), 5.00%, 8/1/47	BBB+	1,000,000	1,006,039
(Grand Concourse Academy Charter School), 5.00%, 7/1/42	BBB-	550,000	545,332
(Global Cmnty. Charter School), 5.00%, 6/15/42	BB+	850,000	810,117
(Children's Aid Society (The)), 5.00%, 7/1/40	A+	3,175,000	3,149,888
(South Bronx Charter School for Intl. Cultures & the Arts), Ser. A, 5.00%, 4/15/33	BB	2,000,000	1,952,215
(Classical Charter School, Inc.), 4.75%, 6/15/58	BBB-	725,000	661,867
(Classical Charter School, Inc.), 4.75%, 6/15/53	BBB-	850,000	786,237
(Classical Charter School, Inc.), 4.50%, 6/15/43	BBB-	700,000	653,358
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/56	BB-/P	450,000	315,213
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/51	BB-/P	975,000	702,514
(Children's Aid Society (The)), 4.00%, 7/1/49	A+	1,000,000	895,178
(Children's Aid Society (The)), 4.00%, 7/1/44	A+	450,000	411,853
(New World Preparatory Charter School), Ser. A, 4.00%, 6/15/41	BB-/P	525,000	419,994
(Children's Aid Society (The)), 4.00%, 7/1/38	A+	290,000	277,147
(Children's Aid Society (The)), 4.00%, 7/1/36	A+	125,000	124,870
(Academic Leadership Charter School), 4.00%, 6/15/36	BBB-	400,000	365,410
(Academic Leadership Charter School), 4.00%, 6/15/31	BBB-	100,000	96,136
(Academic Leadership Charter School), 4.00%, 6/15/30	BBB-	100,000	96,811
(Academic Leadership Charter School), 4.00%, 6/15/29	BBB-	110,000	107,142
(Academic Leadership Charter School), 4.00%, 6/15/28	BBB-	100,000	97,924
(Academic Leadership Charter School), 4.00%, 6/15/27	BBB-	100,000	98,084
Build NY City Resource Corp. 144A Rev. Bonds
(East Harlem Scholars Academy Charter School), 5.75%, 6/1/52	BB+	1,000,000	1,008,225
(Unity Preparatory Charter School of Brooklyn), 5.50%, 6/15/63	BB	1,600,000	1,518,487
(Unity Preparatory Charter School of Brooklyn), 5.50%, 6/15/53	BB	1,000,000	967,229
(Unity Preparatory Charter School of Brooklyn), 5.25%, 6/15/43	BB	680,000	661,197
(Inwood Academy Leadership Charter School), Ser. A, 5.125%, 5/1/38	BB/P	1,100,000	1,058,781
(Inwood Academy for Leadership Charter School), 4.875%, 5/1/31	BB/P	400,000	392,343
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/51	BB+	1,000,000	729,699
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/41	BB+	1,780,000	1,424,826
(Brilla College Preparatory Charter Schools), 4.00%, 11/1/31	BB+	1,265,000	1,172,232
Build NY City Resource Corp. Solid Waste Disp. 144A Rev. Bonds, (Pratt Paper NY, Inc.), 5.00%, 1/1/35	B+/P	1,750,000	1,768,620
Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Marist College), 5.00%, 7/1/52	A2	9,000,000	9,174,600
(Culinary Inst. of America (The)), 5.00%, 7/1/35	Baa2	155,000	157,795
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	1,065,000	1,089,995
(Culinary Inst. of America (The)), 4.00%, 7/1/40	Baa2	100,000	87,902
(Culinary Inst. of America (The)), 4.00%, 7/1/39	Baa2	100,000	88,949
(Culinary Inst. of America (The)), 4.00%, 7/1/38	Baa2	200,000	179,712
(Culinary Inst. of America (The)), 4.00%, 7/1/37	Baa2	175,000	160,235
(Culinary Inst. of America (The)), 4.00%, 7/1/36	Baa2	175,000	163,696
(Culinary Inst. of America (The)), 4.00%, 7/1/35	Baa2	175,000	166,538
Dutchess Cnty., Local Dev. Corp. 144A Rev. Bonds, (Bard College), Ser. A
5.00%, 7/1/51	BBB-	8,000,000	8,003,828
5.00%, 7/1/45	BBB-	3,400,000	3,414,377
5.00%, 7/1/40	BBB-	1,000,000	1,016,104
Erie Cnty., Fiscal Stability Auth. Rev. Bonds, (Sales Tax & State Aid), Ser. D
5.00%, 9/1/39	Aa1	515,000	542,937
5.00%, 9/1/38	Aa1	1,500,000	1,583,941
5.00%, 9/1/36	Aa1	1,500,000	1,594,071
5.00%, 9/1/35	Aa1	1,250,000	1,335,267
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Evergeen Charter School, Inc.), Ser. A, 5.25%, 6/15/52	BB	2,000,000	1,873,252
(Molloy College), 5.00%, 7/1/48	BBB	1,000,000	969,534
(Hofstra U.), 5.00%, 7/1/47	A2	1,000,000	1,026,029
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,266,825
(Molloy College), 5.00%, 7/1/43	BBB	1,025,000	1,015,338
(Hofstra U.), 5.00%, 7/1/42	A2	1,200,000	1,237,361
(Molloy College), 5.00%, 7/1/38	BBB	865,000	868,430
(Molloy College), 5.00%, 7/1/38	BBB	480,000	481,538
(Molloy College), 5.00%, 7/1/37	BBB	315,000	317,112
(Adelphi U.), 5.00%, 2/1/34	A-	200,000	213,537
(Adelphi U.), 5.00%, 2/1/33	A-	205,000	218,798
(Adelphi U.), 5.00%, 6/1/32	A-	200,000	218,655
(Adelphi U.), 5.00%, 2/1/32	A-	230,000	245,762
(Adelphi U.), 5.00%, 2/1/31	A-	200,000	213,697
(Adelphi U.), 5.00%, 6/1/30	A-	200,000	216,466
(Adelphi U.), 5.00%, 2/1/30	A-	155,000	165,652
(Adelphi U.), 5.00%, 6/1/27	A-	600,000	626,738
(Adelphi U.), 5.00%, 6/1/26	A-	345,000	355,390
(Adelphi U.), 4.00%, 2/1/39	A-	1,000,000	913,773
Liberty, Dev. Corp. Rev. Bonds, (Goldman Sachs Headquarters)
5.50%, 10/1/37	A2	4,010,000	4,489,880
5.25%, 10/1/35	A2	4,000,000	4,483,933
Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds
Ser. B, 5.00%, 9/1/46	A2	2,500,000	2,566,758
Ser. B, 5.00%, 9/1/45	A2	2,000,000	2,027,196
5.00%, 9/1/36	A2	1,000,000	1,055,059
Ser. B, 5.00%, 9/1/36	A2	6,500,000	6,768,326
5.00%, 9/1/35	A2	1,000,000	1,060,895
5.00%, 9/1/33	A2	500,000	534,247
Ser. A, 3.00%, 9/1/40	A2	1,000,000	806,701
Metro. Trans. Auth. Rev. Bonds
(Green Bonds), Ser. C-1, BAM, 5.00%, 11/15/44	AA	10,000,000	10,399,748
Ser. B, 5.00%, 11/15/33	A3	5,220,000	5,373,447
Ser. D-1, 5.00%, 11/15/33	A3	960,000	968,183
Ser. A-1, 4.00%, 11/15/49	A3	2,000,000	1,793,124
(Green Bonds), Ser. A-1, 4.00%, 11/15/47	A3	3,000,000	2,714,059
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5.25%, 11/15/33	AA	6,340,000	6,709,626
(Green Bonds), Ser. B-1, 5.00%, 11/15/36	AA	3,500,000	3,656,117
Metro. Trans. Auth. Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A3	9,500,000	9,515,588
Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), 5.00%, 12/1/46	BBB+	3,000,000	2,886,898
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	BBB+	2,000,000	2,002,589
(Rochester Gen. Hosp.), 5.00%, 12/1/35	BBB+	600,000	609,961
(U. of Rochester), Ser. A, 5.00%, 7/1/33	Aa3	1,000,000	1,024,168
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	BBB+	1,250,000	1,251,695
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A-	800,000	807,553
(Rochester Regl. Hlth. Oblig. Group), 4.00%, 12/1/46	BBB+	1,250,000	1,041,118
(Highland Hosp.), 4.00%, 7/1/40	A2	3,890,000	3,631,554
(U. of Rochester), Ser. C, 4.00%, 7/1/36	Aa3	850,000	853,805
(U. of Rochester), Ser. D, 4.00%, 7/1/36	Aa3	750,000	753,357
(U. of Rochester), Ser. C, 4.00%, 7/1/35	Aa3	1,000,000	1,007,046
(U. of Rochester), Ser. D, 4.00%, 7/1/34	Aa3	1,000,000	1,011,541
(U. of Rochester), Ser. C, 4.00%, 7/1/33	Aa3	1,500,000	1,519,440
(U. of Rochester), Ser. C, 4.00%, 7/1/32	Aa3	1,600,000	1,610,351
(U. of Rochester), Ser. D, 4.00%, 7/1/32	Aa3	1,000,000	1,006,469
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (True North Rochester Preparatory Charter School), 5.00%, 6/1/59	Baa3	4,120,000	3,816,869
Nassau Cnty., G.O. Bonds, Ser. B
5.00%, 4/1/43	Aa3	1,000,000	1,082,542
5.00%, 4/1/42	Aa3	1,200,000	1,302,585
5.00%, 4/1/41	Aa3	1,200,000	1,309,760
5.00%, 4/1/40	Aa3	1,500,000	1,644,836
Nassau Cnty., Local Econ. Rev. Bonds, (Roosevelt Children's Academy Charter School), 5.00%, 7/1/55	Baa2	2,750,000	2,611,302
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	CCC+	4,660,202	4,601,491
New Rochelle, Corp. Local Dev. Rev. Bonds, (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	352,108
Niagara Frontier Trans. Auth. Rev. Bonds, (Buffalo Niagara Intl. Arpt.), Ser. A
5.00%, 4/1/39	A3	1,040,000	1,060,721
5.00%, 4/1/37	A3	1,000,000	1,029,862
5.00%, 4/1/35	A3	200,000	208,307
5.00%, 4/1/24	A3	2,000,000	2,010,567
NY City, G.O. Bonds
Ser. B-1, 5.25%, 10/1/47	Aa2	4,800,000	5,204,246
Ser. B-1, 5.25%, 10/1/43	Aa2	1,500,000	1,643,185
Ser. A-1, 5.00%, 8/1/47	Aa2	5,265,000	5,546,670
(Fiscal 2024), Ser. A, 5.00%, 8/1/46	Aa2	1,750,000	1,867,843
Ser. F-1, 5.00%, 4/1/43(T)	Aa2	9,440,000	9,816,447
Ser. E-1, 5.00%, 3/1/40	Aa2	5,000,000	5,220,777
Ser. D-1, 4.00%, 3/1/44	Aa2	1,135,000	1,093,003
Ser. D-1, 4.00%, 3/1/42	Aa2	2,000,000	1,936,429
Ser. A-1, 4.00%, 8/1/40	Aa2	3,500,000	3,425,056
NY City, Hlth. & Hosp. Corp. Rev. Bonds, Ser. A
4.00%, 2/15/48	Aa3	880,000	794,587
4.00%, 2/15/45	Aa3	1,810,000	1,689,128
NY City, Hsg. Dev. Corp. Rev. Bonds
Ser. J, 3.15%, 11/1/54	AA+	6,390,000	4,532,690
(Sustainable Dev.), Ser. A-1, 3.05%, 11/1/42	AA+	3,195,000	2,494,153
2.80%, 2/1/50	Aa2	7,585,000	5,126,455
(Sustainable Dev.), Ser. F-1, 2.50%, 11/1/51	AA+	5,480,000	3,347,896
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
(Sustainable Dev.), Ser. A-1, 4.95%, 11/1/58	AA+	2,000,000	2,016,433
Ser. I-1, 2.80%, 11/1/60	AA+	3,000,000	1,855,087
Ser. D-1B, FHA Insd., 2.40%, 11/1/50	AA+	5,000,000	3,047,213
NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium, LLC), AGM, 4.00%, 3/1/45	AA	1,000,000	934,298
(Queens Ballpark Co., LLC), Ser. A, AGM, 3.00%, 1/1/46	AA	4,550,000	3,363,430
(Queens Ballpark Co., LLC), AGM, 3.00%, 1/1/33	AA	3,810,000	3,482,262
NY City, Indl. Dev. Agcy. Arpt. Fac. Rev. Bonds, (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB+	1,295,000	1,295,088
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. AA-1, 5.25%, 6/15/52	Aa1	10,000,000	10,809,192
Ser. DD, 5.25%, 6/15/47	Aa1	4,000,000	4,368,180
Ser. AA-1, 5.00%, 6/15/48	Aa1	2,090,000	2,201,276
(2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	12,460,000	12,655,137
Ser. BB-1, 3.00%, 6/15/44	Aa1	2,500,000	1,930,428
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, 3.90%, 6/15/49	VMIG 1	2,000,000	2,000,000
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	Aa2	6,500,000	6,639,703
Ser. S-1, 5.00%, 7/15/40	Aa2	4,550,000	4,605,628
Ser. S-2, 5.00%, 7/15/40	Aa2	8,110,000	8,249,534
Ser. S-2A, 5.00%, 7/15/36	Aa2	3,250,000	3,468,940
NY City, Transitional Fin. Auth. Rev. Bonds
5.50%, 11/1/45	AAA	10,000,000	11,135,428
(Future Tax Secd.), Ser. B, 5.25%, 11/1/38	AAA	3,835,000	4,294,460
5.00%, 2/1/47	AAA	9,280,000	9,802,738
(Future Tax Secd.), Ser. A-1, 5.00%, 5/1/46	AAA	4,000,000	4,267,035
Ser. F-1, 5.00%, 2/1/41	AAA	5,275,000	5,680,121
5.00%, 8/1/40	AAA	14,000,000	14,727,279
Ser. B-1, 5.00%, 8/1/40	AAA	6,575,000	6,774,454
Ser. A-1, 5.00%, 5/1/37	AAA	1,000,000	1,030,725
(Future Tax Secd.), 4.00%, 5/1/40	AAA	2,750,000	2,718,479
(Future Tax Secd.), 4.00%, 5/1/39	AAA	5,000,000	4,956,583
(Future Tax Secd.), 4.00%, 8/1/38	AAA	5,000,000	4,989,884
(Future Tax Secd.), Ser. F-1, 4.00%, 11/1/37	AAA	1,000,000	1,002,472
NY City, Transitional Fin. Auth. VRDN, 4.00%, 2/1/45	VMIG 1	9,560,000	9,560,000
NY City, Trust for Cultural Resources Rev. Bonds, (Lincoln Ctr. for the Performing Arts, Inc.)
4.00%, 12/1/35	A	1,000,000	1,027,863
4.00%, 12/1/34	A	1,000,000	1,039,697
NY Counties, Tobacco Trust II Rev. Bonds, (Tobacco Settlement Pass Through), 5.75%, 6/1/43	BBB+	810,000	824,438
NY Counties, Tobacco Trust IV Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A, 5.00%, 6/1/38	B-	7,100,000	6,841,233
NY Counties, Tobacco Trust VI Rev. Bonds
(Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	2,300,000	2,103,731
Ser. A-2B, 5.00%, 6/1/45	BB+	1,000,000	939,307
(Tobacco Settlement Pass Through), Ser. B, 5.00%, 6/1/41	A-	250,000	251,888
(Tobacco Settlement Pass Through), Ser. B, 5.00%, 6/1/36	A-	265,000	270,257
NY State Bridge Auth. Rev. Bonds, Ser. A
4.00%, 1/1/46	Aa3	1,725,000	1,640,469
4.00%, 1/1/41	Aa3	200,000	192,368
4.00%, 1/1/40	Aa3	325,000	314,274
4.00%, 1/1/39	Aa3	250,000	244,467
4.00%, 1/1/38	Aa3	175,000	172,992
NY State Convention Ctr. Dev. Corp. Rev. Bonds, (Hotel Unit Fee)
5.00%, 11/15/45	A2	3,000,000	3,026,722
zero %, 11/15/50	A2	7,000,000	1,718,583
NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	1,180,000	1,181,406
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	40,057
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,514,151
(Pratt Inst.), 5.00%, 7/1/39	A2	2,750,000	2,791,035
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,423,287
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,031,882
(NYU), Ser. A, 5.00%, 7/1/36	Aa2	1,000,000	1,068,960
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A+	360,000	372,975
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	20,025
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A+	1,000,000	1,036,823
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.)
5.00%, 12/1/37	Baa3	4,300,000	4,131,744
5.00%, 12/1/36	Baa3	700,000	683,182
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 8/15/27)	AAA/P	10,000	10,741
Ser. B-C, 5.00%, 2/15/41	Aa1	4,995,000	5,053,280
Ser. B-C, U.S. Govt. Coll., 5.00%, 2/15/41 (Prerefunded 2/15/25)	AAA/P	5,000	5,120
Ser. B, U.S. Govt. Coll., 5.00%, 2/15/39 (Prerefunded 8/15/27)	AAA/P	5,000	5,371
Ser. A, 3.00%, 3/15/38	Aa1	1,320,000	1,124,097
NY State Dorm. Auth. Rev. Bonds
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	6,969,670
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/31	Aa2	6,170,000	6,899,526
(Iona College), Ser. A, 5.00%, 7/1/51	Baa2	350,000	348,645
(St. Joseph's College), 5.00%, 7/1/51	BBB-/F	725,000	710,484
(Iona College), 5.00%, 7/1/42	Baa2	225,000	227,869
(The New School), Ser. A, 5.00%, 7/1/42	A3	750,000	768,236
(The New School), Ser. A, 5.00%, 7/1/41	A3	1,000,000	1,028,558
(The New School), Ser. A, 5.00%, 7/1/40	A3	900,000	929,116
(The New School), Ser. A, 5.00%, 7/1/39	A3	750,000	777,510
(Wagner College), 5.00%, 7/1/38	BBB-/F	840,000	852,212
(Iona College), 5.00%, 7/1/37	Baa2	200,000	207,292
(Wagner College), 5.00%, 7/1/37	BBB-/F	770,000	786,812
(Wagner College), 5.00%, 7/1/36	BBB-/F	730,000	753,342
(Wagner College), 5.00%, 7/1/35	BBB-/F	1,000,000	1,042,506
(Wagner College), 5.00%, 7/1/33	BBB-/F	1,000,000	1,057,088
(Iona College), 5.00%, 7/1/32	Baa2	525,000	561,718
(Iona College), 5.00%, 7/1/31	Baa2	625,000	666,376
(Iona College), 5.00%, 7/1/29	Baa2	250,000	263,328
(Fordham U.), 4.00%, 7/1/46	A2	11,000,000	10,196,094
(Northwell Hlth.), 4.00%, 5/1/45	A3	10,000,000	9,099,466
(Rockefeller U. (The)), Ser. A, 4.00%, 7/1/42	Aa1	6,400,000	6,169,834
(St. Joseph's College), 4.00%, 7/1/40	BBB-/F	200,000	179,363
(St. Joseph's College), 4.00%, 7/1/35	BBB-/F	600,000	575,235
(St. Joseph's College/Brooklyn NY), Ser. A, 4.00%, 7/1/34	BBB-/F	850,000	826,233
NY State Energy Research & Dev. Auth. Poll. Control Rev. Bonds, (NY State Elec. & Gas Corp.)
Ser. C, 4.00%, 4/1/34	A-	3,600,000	3,573,964
Ser. D, 3.50%, 10/1/29	A-	5,000,000	4,797,967
NY State Env. Fac. Corp. Solid Waste Disp.
Mandatory Put Bonds (9/3/30), (Casella Waste Syst., Inc.), 5.125%, 9/1/50	B1	1,000,000	1,000,969
Mandatory Put Bonds (9/2/25), (Casella Waste Syst., Inc.), Ser. R-1, 2.75%, 9/1/50	B1	550,000	530,141
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 4.00%, 5/1/44	VMIG 1	3,000,000	3,000,000
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr. II, LLC), 3.50%, 9/15/52	A2	3,000,000	2,233,227
(7 World Trade Ctr. II, LLC), 3.125%, 9/15/50	Aaa	25,500,000	19,150,691
(7 World Trade Ctr. II, LLC), 3.00%, 9/15/43	Aaa	4,000,000	3,165,286
(Port Auth. of NY & NJ), Ser. 1WTC, 3.00%, 2/15/42	AA-	1,500,000	1,149,710
(One Bryant Pk., LLC), Class 3, 2.80%, 9/15/69	Baa1	5,500,000	4,919,650
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	8,250,000	5,887,330
NY State Liberty Dev. Corp. Rev. Bonds, (4 World Trade Ctr.), 3.00%, 11/15/51	A+	7,120,000	5,054,371
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC)
Class 2, 5.15%, 11/15/34	BB/P	515,000	513,227
Class 1-3, 5.00%, 11/15/44	BB-/P	15,975,000	15,289,502
NY State Pwr. Auth. Rev. Bonds, Ser. A, 4.00%, 11/15/55(T)	Aa2	10,950,000	10,306,230
NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A2	2,000,000	2,034,037
Ser. B, 4.00%, 1/1/45	A2	9,000,000	8,393,964
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	4,500,000	4,485,731
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	7,250,000	7,328,077
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/36	Baa3	5,000,000	5,098,247
(Delta Air Lines, Inc.), 5.00%, 10/1/35	Baa3	750,000	774,456
(JFK Intl. Air Term., LLC), 5.00%, 12/1/34	Baa1	5,000,000	5,347,231
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/34	Baa3	2,000,000	2,056,679
(Delta Air Lines, Inc. - LaGuardia Arpt. Term. C&D), 5.00%, 1/1/32	Baa3	1,000,000	1,030,657
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/41	Baa1	900,000	826,642
(JFK Intl. Arpt. Term. 4, LLC), 4.00%, 12/1/38	Baa1	600,000	565,553
(American Airlines, Inc.), 3.00%, 8/1/31	BB-/F	1,630,000	1,445,854
NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds, (Group C), Ser. A , 5.00%, 3/15/38	Aa1	6,515,000	6,654,229
Oneida Cnty., Local Dev. Corp. Rev. Bonds, (Mohawk Valley Hlth. Syst.)
AGM, 4.00%, 12/1/46	AA	4,000,000	3,482,922
Ser. A, AGM, 4.00%, 12/1/38	AA	1,250,000	1,172,282
Ser. A, AGM, 4.00%, 12/1/37	AA	1,000,000	951,132
Ser. A, AGM, 4.00%, 12/1/36	AA	1,250,000	1,218,139
Ser. A, AGM, 4.00%, 12/1/35	AA	1,000,000	989,290
Onondaga, Civic Dev. Corp. Rev. Bonds, (Le Moyne College)
5.00%, 7/1/51	Baa2	700,000	683,958
5.00%, 7/1/46	Baa2	450,000	446,761
5.00%, 1/1/43	Baa2	740,000	742,646
Ser. B, 5.00%, 7/1/35	Baa2	410,000	425,996
5.00%, 7/1/34	Baa2	445,000	451,737
Ser. B, 5.00%, 7/1/34	Baa2	285,000	297,944
Ser. B, 5.00%, 7/1/33	Baa2	305,000	319,187
Ser. B, 5.00%, 7/1/32	Baa2	265,000	278,112
4.00%, 7/1/42	Baa2	525,000	457,354
4.00%, 7/1/41	Baa2	215,000	189,629
Ser. B, 4.00%, 7/1/40	Baa2	300,000	267,460
4.00%, 7/1/39	Baa2	450,000	405,748
Ser. B, 4.00%, 7/1/39	Baa2	825,000	743,872
4.00%, 7/1/38	Baa2	150,000	136,846
Ser. B, 4.00%, 7/1/38	Baa2	455,000	415,101
Ser. B, 4.00%, 7/1/37	Baa2	490,000	453,794
4.00%, 7/1/36	Baa2	325,000	306,405
Ser. B, 4.00%, 7/1/36	Baa2	425,000	400,684
4.00%, 7/1/34	Baa2	300,000	291,107
Port Auth. of NY & NJ Rev. Bonds
5.50%, 8/1/52	Aa3	5,000,000	5,406,168
5.00%, 1/15/47	Aa3	3,000,000	3,203,864
Ser. 217, 5.00%, 11/1/44	Aa3	2,700,000	2,842,460
Ser. 194, 5.00%, 10/15/41	Aa3	5,450,000	5,570,026
Ser. 197, 5.00%, 11/15/34	Aa3	2,500,000	2,568,108
4.00%, 11/1/41	Aa3	3,250,000	3,209,065
Ser. 222, 4.00%, 7/15/40	Aa3	500,000	497,067
Ser. 217, 4.00%, 11/1/37	Aa3	3,800,000	3,822,197
Poughkeepsie City, G.O. Bonds
5.00%, 6/1/31	Ba1	600,000	609,056
5.00%, 6/1/25	Ba1	230,000	230,981
5.00%, 6/1/24	Ba1	460,000	460,631
Saratoga Cnty., Cap. Resource Rev. Bonds, (Skidmore College)
Ser. A, 5.00%, 7/1/45	A1	2,500,000	2,627,994
Ser. 21A, 4.00%, 7/1/37	A1	1,385,000	1,381,683
Ser. 21A, 4.00%, 7/1/35	A1	1,285,000	1,304,457
Schenectady Cnty., Cap. Resource Corp. Rev. Bonds, (Union College)
5.25%, 7/1/52	A1	700,000	752,310
5.00%, 7/1/32	A1	600,000	682,981
Southold, Local Dev. Corp. Rev. Bonds, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,076,633
St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds, (Clarkson U.)
Ser. A, 5.00%, 9/1/41	Baa1	100,000	100,863
Ser. B, 5.00%, 9/1/41	Baa1	200,000	201,726
Ser. A, 5.00%, 9/1/40	Baa1	100,000	101,197
Ser. B, 5.00%, 9/1/40	Baa1	200,000	202,394
Ser. A, 5.00%, 9/1/39	Baa1	125,000	126,974
Ser. B, 5.00%, 9/1/39	Baa1	195,000	198,079
Ser. A, 5.00%, 9/1/38	Baa1	125,000	127,515
Ser. B, 5.00%, 9/1/38	Baa1	200,000	204,023
Ser. A, 5.00%, 9/1/37	Baa1	100,000	102,535
Ser. B, 5.00%, 9/1/37	Baa1	220,000	225,577
Ser. A, 5.00%, 9/1/36	Baa1	100,000	103,468
Ser. B, 5.00%, 9/1/36	Baa1	200,000	206,937
Ser. B, 5.00%, 9/1/35	Baa1	200,000	208,885
Ser. B, 5.00%, 9/1/34	Baa1	200,000	210,994
Ser. B, 5.00%, 9/1/33	Baa1	150,000	158,606
Ser. B, 5.00%, 9/1/32	Baa1	150,000	158,889
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds
4.00%, 6/1/50	BBB-	2,810,000	2,693,911
4.00%, 6/1/41	A-	1,300,000	1,213,422
4.00%, 6/1/40	A-	1,250,000	1,179,543
4.00%, 6/1/39	A-	1,250,000	1,190,121
4.00%, 6/1/38	A-	815,000	782,606
4.00%, 6/1/37	A-	1,250,000	1,212,477
Ser. B-2, zero %, 6/1/66	BB/P	5,000,000	532,383
Syracuse, Regl. Arpt. Auth. Rev. Bonds
5.00%, 7/1/34	Baa1	775,000	811,942
5.00%, 7/1/33	Baa1	750,000	790,246
4.00%, 7/1/36	Baa1	400,000	372,695
4.00%, 7/1/35	Baa1	350,000	331,539
Tompkins Cnty., Dev. Corp. Rev. Bonds
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB+	2,570,000	2,402,592
(Ithaca College), 5.00%, 7/1/41	A3	715,000	732,761
(Ithaca College), 5.00%, 7/1/37	A3	250,000	259,109
(Ithaca College), 5.00%, 7/1/35	A3	150,000	157,172
(Ithaca College), 5.00%, 7/1/34	A3	150,000	157,956
Triborough Bridge & Tunnel Auth. Rev. Bonds
(Metro. Trans. Auth. Payroll Mobility Tax), Ser. D-2, 5.50%, 5/15/52	AA+	3,250,000	3,588,185
(Metro. Trans. Auth. Bridges & Tunnels), Ser. A, 5.00%, 11/15/49	Aa3	500,000	523,737
Ser. B, 5.00%, 11/15/38	Aa3	1,000,000	1,041,119
Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,728,505
Ser. A, zero %, 11/15/30	A1	7,000,000	5,277,552
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds, 5.00%, 5/15/47	AA+	6,500,000	6,909,566
Troy, Cap. Resource Corp. Rev. Bonds, (Rensselaer Polytechnic Inst.)
Ser. A, 5.00%, 9/1/38	A3	2,725,000	2,841,559
Ser. A, 5.00%, 9/1/37	A3	1,375,000	1,440,441
Ser. A, 5.00%, 9/1/36	A3	1,500,000	1,584,230
5.00%, 9/1/33	A3	3,000,000	3,228,883
Ser. A, 5.00%, 9/1/32	A3	2,875,000	3,097,466
Ser. A, 5.00%, 9/1/30	A3	1,000,000	1,087,889
Ser. A, 4.00%, 9/1/40	A3	1,375,000	1,251,332
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	A-	15,490,000	15,683,602
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	4,405,000	4,416,741
(Kendal on Hudson), Ser. B, 5.00%, 1/1/41	BBB+/F	500,000	485,303
(Kendal on Hudson), Ser. B, 5.00%, 1/1/37	BBB+/F	525,000	521,434
(Kendal on Hudson), Ser. B, 5.00%, 1/1/32	BBB+/F	500,000	505,771
Westchester Cnty., Indl. Dev. Agcy. Civic Fac. 144A Rev. Bonds, (Purchase Sr. Learning Cmnty.), 5.00%, 7/1/56	B-/P	2,205,000	1,704,870
Westchester Cnty., Local Dev. Corp. Rev. Bonds, (Purchase Hsg. Corp. II), 5.00%, 6/1/42	BBB	1,235,000	1,229,923
Westchester Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	A-	1,250,000	1,271,503
Yonkers, G.O. Bonds, Ser. A, AGM, 5.00%, 11/15/31	AA	2,200,000	2,290,715
Yonkers, Econ. Dev. Corp. Edl. Rev. Bonds, (Charter School of Edl. Excellence), Ser. A
5.00%, 10/15/54	BB/P	505,000	436,711
5.00%, 10/15/49	BB/P	665,000	585,742
5.00%, 10/15/39	BB/P	545,000	508,366

			781,869,545
Puerto Rico (0.6%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/46	BB/P	2,600,000	2,164,437
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	2,750,000	2,474,187
Cmnwlth. of PR, Sales Tax Fin. Corp. (COFINA) Rev. Bonds, Class 2, zero %, 8/1/47	BBB/P	1,548,906	431,413

			5,070,037

Total municipal bonds and notes (cost $831,011,554)			$797,090,777

SHORT-TERM INVESTMENTS (0.4%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	Shares	2,842,036	$2,842,036
U.S. Treasury Bills 5.114%, 10/26/23(SEG)		$256,000	253,929

Total short-term investments (cost $3,096,081)			$3,095,965
TOTAL INVESTMENTS

Total investments (cost $834,107,635)			$800,186,742

FUTURES CONTRACTS OUTSTANDING at 8/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note Ultra 10 yr (Short)	71	$8,243,766	$8,243,766	Dec-23	$(89,918)

Unrealized appreciation					—

Unrealized (depreciation)					(89,918)

Total					$(89,918)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2022 through August 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $795,450,808.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/23
	Short-term investments
	Putnam Short Term Investment Fund**	$603,241	$130,921,593	$128,682,798	$214,014	$2,842,036

	Total Short-term investments	$603,241	$130,921,593	$128,682,798	$214,014	$2,842,036
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $229,083.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 4.06%, 5.44% and 5.66%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	23.8%
	Tax bonds	15.7
	Transportation	15.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $20,122,677 were held by the TOB trust and served as collateral for $13,025,000 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $487,530 for these investments based on an average interest rate of 3.10%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$797,090,777	$—
Short-term investments	—	3,095,965	—

Totals by level	$—	$800,186,742	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(89,918)	$—	$—

Totals by level	$(89,918)	$—	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	100
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com